Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 14, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at
www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with (1) information regarding a change to the management fee for certain of the Trust's Portfolios; (2) information regarding a change to the administrative services fee for each Portfolio of the Trust; (3) name change of the EQ/Van Kampen Comstock Portfolio; and (4) a revised fee table for EQ/High Yield Bond Portfolio.

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Information Regarding

EQ/Van Kampen Comstock Portfolio

The name of the EQ/Van Kampen Comstock Portfolio has changed to "EQ/Invesco Comstock Portfolio." All references to EQ/Van Kampen Comstock Portfolio are hereby deleted in their entirety and replaced with "EQ/Invesco Comstock Portfolio."

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Information Regarding

EQ/High Yield Bond Portfolio

The table in the section of the Prospectus entitled "Fees and Expenses of the Portfolio" under the heading "Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the information listed below:

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/High Yield Bond Portfolio	Class IB Shares*	Class K Shares*
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.33%	0.33%
Acquired Fund Fees and Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.32%	1.07%

*Based on estimated amounts for the current fiscal year.

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EQ/Invesco Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 14, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at
www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with (1) information regarding a change to the management fee for certain of the Trust's Portfolios; (2) information regarding a change to the administrative services fee for each Portfolio of the Trust; (3) name change of the EQ/Van Kampen Comstock Portfolio; and (4) a revised fee table for EQ/High Yield Bond Portfolio.

*****

Information Regarding

EQ/Van Kampen Comstock Portfolio

The name of the EQ/Van Kampen Comstock Portfolio has changed to "EQ/Invesco Comstock Portfolio." All references to EQ/Van Kampen Comstock Portfolio are hereby deleted in their entirety and replaced with "EQ/Invesco Comstock Portfolio."

*****

EQ/High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 14, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at
www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with (1) information regarding a change to the management fee for certain of the Trust's Portfolios; (2) information regarding a change to the administrative services fee for each Portfolio of the Trust; (3) name change of the EQ/Van Kampen Comstock Portfolio; and (4) a revised fee table for EQ/High Yield Bond Portfolio.

*****

Information Regarding

EQ/High Yield Bond Portfolio

The table in the section of the Prospectus entitled "Fees and Expenses of the Portfolio" under the heading "Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the information listed below:

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/High Yield Bond Portfolio	Class IB Shares*	Class K Shares*
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.33%	0.33%
Acquired Fund Fees and Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.32%	1.07%

*Based on estimated amounts for the current fiscal year.

*****